CONVERTIBLE DEBT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 21, 2020	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jul. 20, 2023	May 01, 2022	Dec. 31, 2021	Sep. 17, 2021	Jan. 07, 2021	Dec. 31, 2020	Dec. 16, 2020
Convertible note payable net		$ 525,000
Convertible notes payable, principal amount		100,000	$ 525,000
Accrued Interest expense		$ 13,740
Derivative liability			$ 54,293			$ 11,629	$ 45,665			$ 460,728
Common stock share issued		15,982,472	10,605,412	23,346,023
Interest expense		$ 411,858	$ 377,038	$ 249,552
Gain on settlement of debt		50,909
Convertible Promissory Note [Member]
Amortization of debt discount		62,619
Derivative liability		$ 0	54,293						$ 62,619
Debt original issue discount	$ 40,000		25,000					$ 25,000
Financing cost	$ 3,000
Interest rate	8.00%	10.00%
Default interest rate	18.00%								8.00%
Purchase price principal amount									$ 100,000
Note issued	$ 540,000
Cash proceeds from conversion		$ 500,000
Conversion discount to price		30.00%
Beneficial conversion feature's intrinsic value								$ 25,000
Note issued upon exchange for cash	$ 500,000
Convertible debt description		-i $100.00 or -ii 80% of the average volume weighted average price for the Company’s Common Stock for the five days prior to the date of Uplisting, subject to a floor of $75.00 per share. The shares of common stock issuable upon conversion of Series A Preferred Stock and exercise of the Warrants are subject to a Registration Right Agreement. The Warrant has an exercise price equal to 110% of the Conversion Price of the Series A Preferred Stock and expires five years from the date of issuance.
Senior Convertible Note 1 [Member] | Institutional investors [Member]
Convertible notes payable, principal amount		$ 525,000
Derivative liability		0	0
Interest expense		0	18,185
Debt discount											$ 456,570
Transaction expenses											43,000
Amortized cost											$ 499,570
Loss on the change in fair value of the derivative		0	5,807
Securities Purchase Agreement [Member]
Convertible notes payable, principal amount			525,000
Loss on change in fair value of derivative liability		$ 3,384	$ 14,450
Accrued intetest						$ 26,515
Common stock share issued					1,401,163	1,574
Shares issued at a fair value						$ 38,144